Consolidated Statements of Stockholders Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)
Balance, shares at Dec. 31, 2023		184
Balance, amount at Dec. 31, 2023	$ 11,752	$ 0	$ 52,265	$ (40,310)	$ (203)
Common stock issued for cash, net of issuance costs, shares		5
Common stock issued for cash, net of issuance costs, amount	112	$ 0	112	0	0
Stock based compensation	818	0	818	0	0
Net loss	(9,826)	0	0	(9,826)	0
Other comprehensive loss	1	$ 0	0	0	1
Balance, shares at Dec. 31, 2024		189
Balance, amount at Dec. 31, 2024	2,857	$ 0	53,195	(50,136)	(202)
Common stock issued for cash, net of issuance costs, shares		443
Common stock issued for cash, net of issuance costs, amount	6,151	$ 1	6,150	0	0
Stock based compensation	1,142	0	1,142	0	0
Net loss	(12,879)	0	0	(12,879)	0
Other comprehensive loss	(70)	$ 0	0	0	(70)
Warrants exercised, shares		41
Warrants exercised, amount	132	$ 0	132	0	0
Fair value of warrants issued upon extinguishment of debt	1,395	$ 0	1,395	0	0
Balance, shares at Dec. 31, 2025		673
Balance, amount at Dec. 31, 2025	$ (1,272)	$ 1	$ 62,014	$ (63,015)	$ (272)